Vanguard European Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2019

Market
Value
Shares	($000)
Common Stocks (99.3%)1
Austria (0.5%)
Erste Group Bank AG	557,473	20,009
OMV AG	275,637	13,792
Verbund AG	127,626	7,122
Raiffeisen Bank International AG	252,321	5,917
voestalpine AG	223,160	5,891
Wienerberger AG	217,043	4,961
ANDRITZ AG	137,905	4,912
IMMOFINANZ AG	183,312	4,884
CA Immobilien Anlagen AG	132,481	4,666
2	BAWAG Group AG	84,513	3,359
Lenzing AG	25,616	2,613
Oesterreichische Post AG	58,936	1,969
S IMMO AG	86,811	1,917
Telekom Austria AG Class A	258,392	1,909
Vienna Insurance Group AG Wiener Versicherung Gruppe	70,430	1,805
UNIQA Insurance Group AG	197,186	1,767
Schoeller-Bleckmann Oilfield Equipment AG	21,366	1,700
DO & CO AG	13,575	1,197
Strabag SE	35,051	1,125
Flughafen Wien AG	22,767	1,005
EVN AG	62,933	999
Palfinger AG	21,484	555
^	Porr AG	22,124	483
*	Zumtobel Group AG	56,140	469
Agrana Beteiligungs AG	21,152	405
Kapsch TrafficCom AG	9,815	347
*,§	Strabag SE Rights Exp. 06/28/2021	37,485	54
95,832
Belgium (1.9%)
Anheuser-Busch InBev SA NV	1,503,542	151,162
KBC Group NV	533,105	34,278
Ageas	360,729	19,366
UCB SA	234,079	18,253
Solvay SA Class A	135,855	13,911
Groupe Bruxelles Lambert SA	142,566	13,440
Umicore SA	403,166	12,621
*	Argenx SE	72,877	10,238
Proximus SADP	272,767	7,777
Ackermans & van Haaren NV	43,904	6,395
Cofinimmo SA	44,749	5,906
Warehouses De Pauw CVA	34,597	5,781
Sofina SA	29,834	5,774
Elia System Operator SA NV	68,081	5,183
Aedifica SA	47,977	5,043
Colruyt SA	94,236	4,910
Telenet Group Holding NV	92,016	4,519
Barco NV	18,753	3,916
KBC Ancora	69,641	2,979

	Euronav NV	310,441	2,613
	Ontex Group NV	153,847	2,535
^	Melexis NV	36,020	2,466
	Befimmo SA	37,683	2,124
	Gimv NV	35,598	2,090
	D'ieteren SA NV	43,136	2,020
^	Bekaert SA	68,337	1,924
	Montea CVA	21,930	1,852
	bpost SA	184,182	1,713
*	Titan Cement International SA	78,941	1,660
*	Tessenderlo Chemie NV (Voting Shares)	48,344	1,513
	Kinepolis Group NV	23,950	1,413
	Orange Belgium SA	59,440	1,356
*	AGFA-Gevaert NV	318,616	1,283
	Retail Estates NV	14,128	1,265
	Cie d'Entreprises CFE	13,007	1,143
	Fagron	68,835	1,143
^	Econocom Group SANV	261,357	863
^,*	Mithra Pharmaceuticals SA	27,913	825
*	Ion Beam Applications	42,162	807
	EVS Broadcast Equipment SA	25,715	611
	Wereldhave Belgium Comm VA	5,192	463
	Van de Velde NV	14,082	403
^	Greenyard NV	32,402	116
			365,653
Denmark (2.7%)
	Novo Nordisk A/S Class B	3,227,538	154,984
	DSV A/S	342,148	32,656
	Vestas Wind Systems A/S	389,892	31,995
	Coloplast A/S Class B	258,846	30,232
	Carlsberg A/S Class B	205,555	28,077
2	Orsted A/S	292,589	26,671
*	Genmab A/S	108,875	20,164
	Danske Bank A/S	1,291,461	19,169
	Novozymes A/S	408,309	18,882
	Chr Hansen Holding A/S	200,128	17,475
	AP Moller - Maersk A/S Class B	12,825	14,401
	GN Store Nord A/S	251,249	11,918
	ISS A/S	361,315	10,133
	AP Moller - Maersk A/S Class A	8,406	8,998
	Royal Unibrew A/S	97,933	7,298
	Tryg A/S	238,968	7,294
	SimCorp A/S	77,189	6,957
	Pandora A/S	175,140	6,714
*	Demant A/S	206,157	6,074
^	Ambu A/S Class B	324,984	4,759
	H Lundbeck A/S	115,936	4,469
	Topdanmark A/S	82,069	4,207
	Jyske Bank A/S	127,969	4,078
	FLSmidth & Co. A/S	97,760	4,004
	Ringkjoebing Landbobank A/S	56,218	3,842
	Rockwool International A/S Class B	12,451	3,039
*	Drilling Co. of 1972 A/S	42,338	2,872
*	ALK-Abello A/S	12,504	2,828
*,2	Netcompany Group A/S	62,368	2,451
	Dfds A/S	57,247	2,109
	Sydbank A/S	110,943	1,930

	Schouw & Co. A/S	24,574	1,829
^,*	Bavarian Nordic A/S	62,384	1,711
	Spar Nord Bank A/S	157,831	1,393
*	Nilfisk Holding A/S	53,162	1,346
2	Scandinavian Tobacco Group A/S	117,443	1,239
	Alm Brand A/S	126,413	1,130
*	NKT A/S	55,758	819
	D/S Norden A/S	54,191	811
	Matas A/S	66,759	688
*	Bang & Olufsen A/S	68,888	444
	Solar A/S Class B	7,266	333
			512,423
Finland (2.0%)
	Nokia Oyj	10,948,713	59,010
	Kone Oyj Class B	763,351	43,491
	Sampo Oyj Class A	960,165	39,870
	Nordea Bank Abp (XSTO)	6,101,024	39,267
	UPM-Kymmene Oyj	1,043,885	28,138
	Neste Oyj	815,756	26,999
	Fortum Oyj	847,621	19,444
	Elisa Oyj	280,376	13,170
	Stora Enso Oyj	1,123,813	12,942
	Wartsila OYJ Abp	888,597	11,164
	Kesko Oyj Class B	133,148	8,063
	Metso Oyj	208,782	8,023
	Nokian Renkaat Oyj	267,880	7,680
	Huhtamaki Oyj	181,546	6,896
	Orion Oyj Class B	198,550	6,792
	Valmet Oyj	259,924	5,047
	Konecranes Oyj Class A	141,306	4,138
	Tieto Oyj	143,971	3,673
	Cargotec Oyj Class B	95,071	2,815
	DNA Oyj	118,403	2,737
	Kemira Oyj	171,070	2,523
*	Outotec Oyj	290,125	1,811
^	Outokumpu Oyj	604,513	1,730
	YIT Oyj	310,876	1,720
	Metsa Board Oyj	331,228	1,652
^	Citycon Oyj	151,774	1,547
	Sanoma Oyj	145,882	1,444
	Caverion Oyj	186,238	1,237
	Uponor Oyj	112,989	1,187
	Ahlstrom-Munksjo Oyj	66,498	1,095
	Raisio Oyj	258,773	901
	Finnair Oyj	113,573	800
	Cramo Oyj	79,724	692
	Oriola Oyj	290,185	654
*	F-Secure Oyj	209,003	612
	Nordea Bank Abp (XHEL)	26,303	169
			369,133
France (16.0%)
	TOTAL SA	4,718,182	244,545
	LVMH Moet Hennessy Louis Vuitton SE	486,121	200,797
	Sanofi	2,115,051	176,252
	Airbus SE	1,074,491	151,891
	Danone SA	1,170,194	101,495

	BNP Paribas SA	2,113,093	98,893
	AXA SA	3,758,514	94,671
	Vinci SA	909,222	93,526
	Safran SA	643,220	92,341
	Schneider Electric SE	1,024,613	88,400
	EssilorLuxottica SA	573,059	77,573
	Kering SA	144,827	74,805
	L'Oreal SA Loyalty Line	273,587	73,202
	Pernod Ricard SA	413,154	72,502
	Air Liquide SA Loyalty Shares	462,915	63,899
	Orange SA	3,745,578	55,519
	Vivendi SA	1,890,335	52,504
	Hermes International	60,189	42,278
	Dassault Systemes SE	257,403	39,155
	Capgemini SE	302,982	38,468
	Cie Generale des Etablissements Michelin SCA	344,501	38,084
	Legrand SA	520,853	36,690
	Cie de Saint-Gobain	946,944	36,276
	Societe Generale SA	1,409,585	34,527
	L'Oreal SA	114,303	30,583
	Air Liquide SA	203,092	28,034
	Credit Agricole SA	2,228,591	26,529
	Peugeot SA	1,052,637	24,845
	Veolia Environnement SA	975,797	24,625
	Teleperformance	112,152	23,494
	Edenred	463,946	23,282
	TechnipFMC plc	821,787	22,823
	STMicroelectronics NV	1,235,321	22,640
	Engie	1,300,276	20,011
	Thales SA	195,339	22,010
	Carrefour SA	1,091,167	20,968
*	L'Oreal SA Loyalty Line 2021	77,009	20,605
	Publicis Groupe SA	410,428	20,253
	Renault SA	356,235	19,870
	Accor SA	385,780	17,212
*	Air Liquide Loyalty Line 2021	113,738	15,700
	Gecina SA	102,444	15,669
	Bouygues SA	406,585	14,555
	Atos SE	180,716	14,532
	Valeo SA	465,688	14,512
	Eiffage SA	146,765	14,502
*	Ubisoft Entertainment SA	167,786	13,801
	Bureau Veritas SA	536,166	13,360
^	Alstom SA	301,238	12,974
	Getlink SE	884,088	12,766
	Arkema SA	140,705	12,664
*	Sodexo Prime Fidelite	109,891	12,616
	Engie SA	813,560	12,520
	SCOR SE	292,898	12,037
	Klepierre SA	375,239	11,575
	Ingenico Group SA	120,115	11,381
	SES SA Class A	678,650	11,208
*,2	Worldline SA	156,746	11,201
	Orpea	86,643	10,825
	Electricite de France SA Loyalty Shares	851,840	10,545
	Suez	713,574	10,460
2	Euronext NV	134,319	10,369

	Rubis SCA	173,019	9,750
	Aeroports de Paris	55,231	9,495
^	Eurofins Scientific SE	21,986	9,405
	Engie Loyalty Line 2020	607,949	9,356
	Covivio	85,855	8,777
	Bollore SA	1,884,687	8,105
	Engie Loyalty Line 2021	513,269	7,899
	Ipsen SA	67,266	7,696
	Wendel SA	55,554	7,655
2	Amundi SA	110,910	7,631
	Sartorius Stedim Biotech	47,357	7,547
	Altran Technologies SA	453,051	7,147
^,*	Remy Cointreau SA	47,961	7,097
	Eutelsat Communications SA	359,470	6,872
	Alten SA	55,452	6,860
	BioMerieux	80,990	6,854
	Faurecia SE	143,390	6,786
	Sodexo SA	58,834	6,754
	Rexel SA	589,335	6,581
	Natixis SA	1,631,696	6,544
	Eurazeo SE	95,238	6,391
	CNP Assurances	308,773	6,382
	Dassault Aviation SA	4,525	6,219
*	Air Liquide Loyalty Line 2020	44,023	6,077
	ICADE	63,274	5,498
	SEB SA Loyalty Shares	32,490	5,197
	Lagardere SCA	225,947	5,105
	Iliad SA	47,036	4,863
	SPIE SA	233,960	4,337
	Nexity SA	85,178	4,090
*	Air France-KLM	390,579	4,072
	JCDecaux SA	140,973	4,059
^	Casino Guichard Perrachon SA	108,779	4,025
	Elis SA (XPAR)	212,214	3,927
	Gaztransport Et Technigaz SA	43,062	3,907
	Sopra Steria Group	27,709	3,566
*	SOITEC	33,163	3,441
	Korian SA	86,573	3,417
	Societe BIC SA	48,938	3,410
*	CGG SA	1,420,006	3,115
	Imerys SA	71,745	2,999
	Elis SA (XLON)	155,925	2,885
	Cie Plastic Omnium SA	109,071	2,877
2	Elior Group SA	201,563	2,636
2	ALD SA	156,628	2,338
*	Fnac Darty SA	33,119	2,323
	Metropole Television SA	127,989	2,220
	Coface SA	173,396	2,147
^,*	Vallourec SA	617,028	2,144
	SEB SA Ordinary Shares	12,914	2,066
	Television Francaise 1	200,339	2,007
	IPSOS	72,090	1,971
	Nexans SA	56,499	1,910
	Rothschild & Co.	54,655	1,711
	Altarea SCA	8,309	1,697
2	Maisons du Monde SA	84,623	1,695
	Trigano SA	15,446	1,550

*	Virbac SA	8,316	1,544
	Electricite de France SA	122,442	1,516
	Akka Technologies	21,127	1,492
*	L'Oreal SA Loyalty Shares 2020	5,199	1,391
	Mercialys SA	118,849	1,345
	Vicat SA	29,161	1,308
	Neopost SA	64,441	1,295
^,*	Genfit	71,241	1,260
*	SEB SA	7,587	1,214
	Interparfums SA	25,066	1,186
2	Europcar Mobility Group	184,638	1,156
	FFP	10,970	1,114
^,*	DBV Technologies SA	55,776	1,079
	Carmila SA	64,619	1,069
	Tarkett SA	61,375	1,027
*,2	Neoen SA	40,209	1,018
	Mersen SA	27,216	974
	LISI	33,310	966
	Bonduelle SCA	28,660	848
	Eramet	17,383	831
	Beneteau SA	73,034	761
	GL Events	27,070	736
	Derichebourg SA	198,770	735
*,2	SMCP SA	44,696	699
	Vilmorin & Cie SA	11,886	651
*	Technicolor SA	735,497	623
	Guerbet	10,499	607
	Manitou BF SA	25,188	595
*	Albioma ACT Loyalty Shares	19,642	521
^,*,2 X-Fab Silicon Foundries SE		107,964	521
	Pharmagest Inter@ctive	7,453	474
	Jacquet Metal Service SA	25,833	460
	Synergie SA	14,355	457
	Groupe Crit	6,445	433
	Etablissements Maurel et Prom	120,416	388
	Albioma SA	12,823	340
	Boiron SA	7,548	335
*	Albioma	12,628	335
	AKWEL	15,808	311
*	Albioma Loyalty Shares	10,664	283
^,*	Bourbon Corp.	60,570	235
	Haulotte Group SA	27,215	211
	Union Financiere de France BQE SA	9,089	184
*	Esso SA Francaise	5,957	164
			3,043,626
Germany (13.4%)
	SAP SE	1,892,036	231,276
	Allianz SE	826,550	191,768
	Siemens AG	1,484,870	161,604
	adidas AG	382,019	121,766
	BASF SE	1,796,205	119,240
	Bayer AG	1,824,198	118,152
	Deutsche Telekom AG	6,334,910	103,773
	Daimler AG	1,679,591	86,795
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	275,436	65,639
	Deutsche Post AG	1,902,053	61,867
	Volkswagen AG Preference Shares	359,906	59,807

	Deutsche Boerse AG	358,879	49,821
	Vonovia SE	1,017,418	49,675
	Bayerische Motoren Werke AG	625,185	46,007
	Infineon Technologies AG	2,430,156	45,012
	E.ON SE	4,264,323	42,468
	Fresenius SE & Co. KGaA	794,933	39,721
	Wirecard AG	223,194	37,053
	Henkel AG & Co. KGaA Preference Shares	339,942	35,053
	Deutsche Bank AG	4,004,820	30,958
	RWE AG	1,119,047	30,235
	Continental AG	213,605	29,286
	Fresenius Medical Care AG & Co. KGaA	415,854	28,802
	Merck KGaA	253,267	25,832
	Deutsche Wohnen SE	700,478	25,545
	MTU Aero Engines AG	100,709	25,096
	Symrise AG Class A	248,254	22,875
	Beiersdorf AG	195,090	22,609
	HeidelbergCement AG	290,382	20,971
	Porsche Automobil Holding SE Preference Shares	297,901	19,526
	Henkel AG & Co. KGaA	200,443	18,832
	Hannover Rueck SE	117,729	18,358
*	QIAGEN NV	427,842	16,240
2	Covestro AG	336,366	15,171
	Brenntag AG	302,683	14,784
	LEG Immobilien AG	123,907	14,289
	Commerzbank AG	2,031,359	13,784
	Sartorius AG Preference Shares	67,384	13,631
*,2	Zalando SE	267,963	12,258
	Uniper SE	386,727	11,915
*,2	Scout24 AG	213,197	11,791
^	thyssenkrupp AG	915,640	11,718
	Aroundtown SA	1,416,678	11,302
	Puma SE	160,182	11,159
	LANXESS AG	181,580	10,808
2	Siemens Healthineers AG	260,317	10,808
*,2	Delivery Hero SE	216,058	10,378
	Volkswagen AG	60,761	10,359
	Knorr-Bremse AG	94,180	9,552
	Rheinmetall AG	84,069	9,540
	Evonik Industries AG	329,024	9,363
	GEA Group AG	324,629	8,057
	Carl Zeiss Meditec AG	72,589	7,954
	HUGO BOSS AG	125,589	7,893
*	MorphoSys AG	62,662	7,561
*	Evotec SE	266,430	7,508
	KION Group AG	138,392	7,377
	Deutsche Lufthansa AG	464,089	7,355
	United Internet AG	227,443	6,746
	Bayerische Motoren Werke AG Preference Shares	113,615	6,746
*	Dialog Semiconductor plc	150,166	6,722
^	OSRAM Licht AG	174,360	6,563
	K&S AG	379,411	6,123
^	Axel Springer SE	87,746	6,057
	Innogy SE	142,806	6,000
	Nemetschek SE	107,322	5,967
	TAG Immobilien AG	251,574	5,922
	Bechtle AG	53,328	5,907

	Fraport AG Frankfurt Airport Services Worldwide	70,114	5,855
	ProSiebenSat.1 Media SE	449,221	5,803
	CTS Eventim AG & Co. KGaA	107,629	5,367
	Fuchs Petrolub SE Preference Shares	137,925	5,285
2	Innogy SE Ordinary Shares	109,655	5,276
^	METRO AG	330,095	5,077
	alstria office REIT-AG	310,093	5,003
	Gerresheimer AG	63,645	4,950
	TLG Immobilien AG	167,167	4,907
	Freenet AG	250,745	4,892
	Grand City Properties SA	215,383	4,852
	HOCHTIEF AG	39,502	4,476
	GRENKE AG	51,749	4,442
	Rational AG	6,431	4,378
	Hella GmbH & Co. KGaA	88,549	4,175
	Stroeer SE & Co. KGaA	48,942	3,855
	TUI AG (XETR)	383,129	3,796
*,2	Rocket Internet SE	128,530	3,616
	CANCOM SE	64,573	3,610
	CompuGroup Medical SE	44,443	3,429
	Aareal Bank AG	118,996	3,385
	Telefonica Deutschland Holding AG	1,310,103	3,298
	RTL Group SA	66,860	3,283
	Fielmann AG	46,350	3,225
	Siltronic AG	40,603	3,108
	Aurubis AG	71,370	3,100
	Talanx AG	71,827	3,014
	Sixt SE	28,570	2,934
	Duerr AG	95,151	2,830
2	Deutsche Pfandbriefbank AG	245,653	2,789
	Jenoptik AG	99,104	2,777
	Software AG	97,712	2,743
^	1&1 Drillisch AG	90,351	2,713
	Deutsche EuroShop AG	97,371	2,634
2	ADO Properties SA	56,842	2,435
	Suedzucker AG	151,067	2,346
*	AIXTRON SE	207,235	2,313
	Fuchs Petrolub SE	65,448	2,299
*	CECONOMY AG	352,188	2,257
	S&T AG	96,651	2,256
	Norma Group SE	62,575	2,244
2	DWS Group GmbH & Co. KGaA	66,962	2,241
2	Hapag-Lloyd AG	53,157	2,233
	Wacker Chemie AG	30,135	2,227
	New Work SE	5,725	2,193
	Stabilus SA	47,413	2,161
	Jungheinrich AG Preference Shares	92,897	2,066
*	Hypoport AG	7,758	2,048
*	Varta AG	26,613	2,013
2	Befesa SA	52,656	1,899
	Sixt SE Preference Shares	28,163	1,868
	Pfeiffer Vacuum Technology AG	12,599	1,757
	RIB Software SE	80,719	1,737
	Bilfinger SE	58,302	1,712
	DMG Mori AG	36,421	1,700
	Salzgitter AG	77,871	1,681
	PATRIZIA AG	85,437	1,650

^,*	zooplus AG	12,440	1,617
	Krones AG	28,348	1,611
	Deutz AG	232,763	1,607
*	Nordex SE	125,359	1,468
	Indus Holding AG	34,675	1,376
	KWS Saat SE & Co. KGaA	19,669	1,368
	Isra Vision AG	30,642	1,327
	Hamburger Hafen und Logistik AG	50,031	1,261
	DIC Asset AG	99,983	1,127
	Schaeffler AG Preference Shares	151,176	1,115
	RHOEN-KLINIKUM AG	41,060	1,088
	Washtec AG	20,247	1,071
	Koenig & Bauer AG	26,151	1,050
	Wacker Neuson SE	51,840	1,039
	Hornbach Holding AG & Co. KGaA	17,609	947
	Takkt AG	68,914	941
^,*	Leoni AG	66,160	887
	Wuestenrot & Wuerttembergische AG	43,989	875
	Deutsche Beteiligungs AG	24,377	852
	Draegerwerk AG & Co. KGaA Preference Shares	15,240	827
	BayWa AG	31,472	819
	Dermapharm Holding SE	22,313	757
	Vossloh AG	19,198	752
	Kloeckner & Co. SE	147,926	726
	comdirect bank AG	68,241	704
	Bertrandt AG	10,197	683
*	SGL Carbon SE	99,949	672
^	Corestate Capital Holding SA	16,122	586
^,*	Heidelberger Druckmaschinen AG	533,129	581
*	SMA Solar Technology AG	17,882	429
*,2	Tele Columbus AG	172,107	382
	Draegerwerk AG & Co. KGaA	8,198	351
	CropEnergies AG	46,488	310
^,*	ElringKlinger AG	53,526	304
	Hornbach Baumarkt AG	106	2
			2,544,455
Ireland (0.6%)
	CRH plc (XDUB)	1,108,789	36,901
	Kerry Group plc Class A	285,131	33,177
	Kingspan Group plc	292,165	14,290
	Bank of Ireland Group plc	1,800,836	7,947
	AIB Group plc	1,540,076	5,275
	Glanbia plc	386,297	5,029
	C&C Group plc	588,556	2,678
	Green REIT plc	1,342,296	2,658
	Hibernia REIT plc	1,303,372	2,175
	Dalata Hotel Group plc	352,660	1,815
*	Cairn Homes plc	1,431,167	1,699
	Irish Continental Group plc	316,782	1,451
*	Permanent TSB Group Holdings plc	261,050	329
^,*,§ Irish Bank Resolution Corp. Ltd.		2,503,596	—
			115,424
Italy (4.1%)
	Enel SPA	15,212,776	104,065
	Eni SPA	4,893,181	76,438
	Intesa Sanpaolo SPA (Registered)	29,249,661	63,440

	UniCredit SPA	4,369,846	51,453
	Assicurazioni Generali SPA	2,514,378	46,894
	Ferrari NV	245,621	39,551
	Fiat Chrysler Automobiles NV	2,156,443	28,889
	Atlantia SPA	1,040,888	26,767
	Snam SPA	4,434,424	21,772
	CNH Industrial NV	1,938,662	19,630
	Terna Rete Elettrica Nazionale SPA	2,755,275	16,779
	Moncler SPA	355,745	14,607
	EXOR NV	204,555	14,246
	Mediobanca Banca di Credito Finanziario SPA	1,417,980	14,203
*	Telecom Italia SPA (Registered)	21,570,001	12,127
	FinecoBank Banca Fineco SPA	1,186,855	11,807
	Tenaris SA	920,636	11,535
	Prysmian SPA	512,115	10,543
	Davide Campari-Milano SPA	1,079,172	10,037
2	Poste Italiane SPA	891,859	9,518
	Leonardo SPA	756,404	9,209
	Recordati SPA	183,253	8,207
	Italgas SPA	962,061	6,079
	Telecom Italia SPA (Bearer)	10,950,189	5,820
	Hera SPA	1,554,258	5,787
	Amplifon SPA	230,898	5,691
*	Banco BPM SPA	2,965,496	5,529
*	Saipem SPA	1,117,054	5,521
	A2A SPA	3,036,499	5,308
	DiaSorin SPA	43,219	5,012
2	Pirelli & C SPA	846,113	4,984
	Unipol Gruppo SPA	936,195	4,802
	Unione di Banche Italiane SPA	1,869,230	4,799
2	Infrastrutture Wireless Italiane SPA	471,200	4,767
	Azimut Holding SPA	233,718	4,380
	Interpump Group SPA	153,469	4,314
	Banca Mediolanum SPA	554,540	3,968
	Iren SPA	1,272,208	3,329
	Banca Generali SPA	109,758	3,196
	Freni Brembo SPA	284,373	2,909
	UnipolSai Assicurazioni SPA	1,107,986	2,889
	Cerved Group SPA	364,951	2,876
	Buzzi Unicem SPA	138,135	2,807
	BPER Banca	741,295	2,758
	Salvatore Ferragamo SPA	129,889	2,724
2	Enav SPA	484,523	2,665
	Autogrill SPA	245,302	2,593
	Reply SPA	38,496	2,576
	IMA Industria Macchine Automatiche SPA	32,724	2,569
	Societa Cattolica di Assicurazioni SC	298,919	2,537
	De' Longhi SPA	125,534	2,524
	Societa Iniziative Autostradali e Servizi SPA	131,170	2,488
	ASTM SPA	66,818	2,304
2	Technogym SPA	206,812	2,222
	Brunello Cucinelli SPA	65,288	2,068
2	Anima Holding SPA	552,972	2,033
	ERG SPA	104,701	2,025
	Banca Popolare di Sondrio SCPA	860,079	1,787
^,*	Mediaset SPA	600,287	1,758
	Saras SPA	1,041,902	1,715

	ACEA SPA	86,689	1,630
	MARR SPA	62,415	1,345
^,*	Juventus Football Club SPA	737,212	1,267
2	RAI Way SPA	205,281	1,218
^	Tod's SPA	23,569	1,174
	Tamburi Investment Partners SPA	184,784	1,164
2	doValue SPA	83,563	1,045
2	Carel Industries SPA	78,563	968
	Fincantieri SPA	929,563	960
2	Banca Farmafactoring SPA	174,291	942
	Piaggio & C SPA	296,911	892
	Buzzi Unicem SPA Saving Shares	55,743	790
	Danieli & C Officine Meccaniche SPA Saving Shares	69,246	786
	Zignago Vetro SPA	68,117	770
^,*	Banca Monte dei Paschi di Siena SPA	516,844	748
	Immobiliare Grande Distribuzione SIIQ SPA	112,939	726
	Credito Emiliano SPA	144,445	723
^	Maire Tecnimont SPA	293,739	707
	Datalogic SPA	39,448	694
	Cementir Holding SPA	98,683	693
	CIR-Compagnie Industriali Riunite SPA	621,799	687
^,*	Salini Impregilo SPA	321,697	615
^,*,2 OVS SPA		339,893	598
	Banca IFIS SPA	41,905	592
2	Gima TT SPA	62,487	559
	Italmobiliare SPA	24,665	550
	Danieli & C Officine Meccaniche SPA	27,279	475
	Cairo Communication SPA	148,336	425
*	Arnoldo Mondadori Editore SPA	257,653	420
	Biesse SPA	27,297	340
^	Rizzoli Corriere Della Sera Mediagroup SPA	246,986	265
	Geox SPA	167,365	235
	DeA Capital SPA	154,133	221
	Falck Renewables SPA	1,398	6
			781,060
Netherlands (5.5%)
	ASML Holding NV	770,349	171,653
	Unilever NV	2,828,647	163,959
	ING Groep NV	7,603,741	84,369
	Koninklijke Philips NV	1,780,431	83,521
	Heineken NV	458,471	49,189
	Koninklijke Ahold Delhaize NV	2,159,957	49,059
	Koninklijke DSM NV	342,846	42,475
	Akzo Nobel NV	444,147	41,907
	Wolters Kluwer NV	521,023	37,767
	Unibail-Rodamco-Westfield	263,945	35,318
	NN Group NV	644,952	24,232
	Heineken Holding NV	203,693	20,583
	ArcelorMittal	1,176,114	18,658
	Koninklijke KPN NV	6,437,617	18,357
	Aegon NV	3,397,463	16,742
2	ABN AMRO Bank NV	803,141	16,077
*	Galapagos NV	91,408	15,860
*,2	Adyen NV	18,739	14,159
	Randstad NV	214,524	10,768
	ASR Nederland NV	260,549	9,791
	IMCD NV	99,299	8,748

	Aalberts NV	183,216	7,372
	SBM Offshore NV	345,074	6,828
	Koninklijke Vopak NV	130,238	6,421
^,*,2 Takeaway.com NV		70,398	6,297
	ASM International NV	74,411	6,070
2	Signify NV	197,538	5,363
*	OCI NV	188,057	4,905
	TKH Group NV	81,796	4,853
	BE Semiconductor Industries NV	137,700	4,075
*	Altice Europe NV	1,044,558	3,889
	Corbion NV	111,401	3,641
	VEON Ltd.	1,152,526	3,606
^	Boskalis Westminster	157,368	3,554
2	Intertrust NV	154,806	2,957
	Arcadis NV	137,028	2,796
2	GrandVision NV	87,473	2,622
	APERAM SA	96,047	2,373
	Eurocommercial Properties NV	92,666	2,331
*,2	Basic-Fit NV	66,786	2,103
	Sligro Food Group NV	63,652	2,038
^	AMG Advanced Metallurgical Group NV	58,841	1,685
^	Wereldhave NV	77,783	1,653
	Koninklijke BAM Groep NV	471,428	1,577
	TomTom NV	132,726	1,567
	NSI NV	36,268	1,540
^	PostNL NV	875,713	1,499
2	Flow Traders	54,290	1,438
	Wessanen	105,166	1,318
^,*	Fugro NV	151,794	1,239
	Accell Group NV	45,719	1,091
	Vastned Retail NV	36,908	1,077
	Koninklijke Volkerwessels NV	48,977	976
2	B&S Group Sarl	46,835	762
	ForFarmers NV	86,138	677
2	NIBC Holding NV	73,914	656
	Brunel International NV	43,897	626
*	Altice Europe NV Class B	71,331	266
			1,036,933
Norway (1.4%)
	DNB ASA	2,063,810	36,923
	Equinor ASA	1,924,878	34,514
	Telenor ASA	1,287,808	26,095
	Mowi ASA	832,146	19,999
	Yara International ASA	338,974	15,881
	Orkla ASA	1,494,680	12,713
	Norsk Hydro ASA	2,608,138	8,871
	Tomra Systems ASA	213,238	6,272
	Gjensidige Forsikring ASA	319,951	6,215
	Storebrand ASA	901,240	6,090
^	Aker BP ASA	212,512	6,014
	Subsea 7 SA	480,785	5,153
	Schibsted ASA Class B	193,328	4,984
	TGS NOPEC Geophysical Co. ASA	199,703	4,827
	Salmar ASA	101,106	4,670
	Bakkafrost P/F	77,952	4,491
	Schibsted ASA Class A	153,949	4,140
2	Entra ASA	253,637	3,679

	SpareBank 1 SR-Bank ASA	335,755	3,612
	Leroy Seafood Group ASA	498,003	3,131
*	Adevinta ASA Class B	243,895	2,705
	SpareBank 1 SMN	237,773	2,618
	Aker ASA	46,947	2,471
*	Adevinta ASA Class A	189,132	2,128
*	Norwegian Finans Holding ASA	293,162	2,033
	DNO ASA	1,213,567	2,030
	Borregaard ASA	189,324	1,983
	Atea ASA	153,261	1,950
	Veidekke ASA	207,826	1,873
	Kongsberg Gruppen ASA	139,539	1,769
	Austevoll Seafood ASA	170,640	1,736
2	Scatec Solar ASA	160,745	1,656
	Grieg Seafood ASA	106,871	1,520
^,*	Borr Drilling Ltd.	150,424	1,437
^,*	Nordic Semiconductor ASA	288,657	1,429
2	Elkem ASA	476,470	1,296
2	Sbanken ASA	158,141	1,215
2	Evry AS	304,947	1,093
*	Frontline Ltd.	146,317	1,068
*,2	Aker Solutions ASA	286,393	916
*	PGS ASA	630,759	894
*,2	BW LPG Ltd.	155,220	710
	Norway Royal Salmon ASA	32,310	706
^	Wallenius Wilhelmsen ASA	213,370	650
	Stolt-Nielsen Ltd.	54,433	623
	Ocean Yield ASA	103,747	613
^,*,2 XXL ASA		187,628	575
*	Seadrill Ltd.	124,473	497
	Sparebank 1 Oestlandet	50,460	472
*	Akastor ASA	335,367	427
	Hoegh LNG Holdings Ltd.	96,570	397
^,*	Norwegian Air Shuttle ASA	82,009	366
			260,130
Poland (0.7%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,667,534	17,560
	Polski Koncern Naftowy ORLEN SA	606,351	15,193
	Powszechny Zaklad Ubezpieczen SA	1,099,428	11,824
^	Bank Polska Kasa Opieki SA	305,979	8,128
	CD Projekt SA	122,510	7,242
*	KGHM Polska Miedz SA	268,720	6,497
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,393,126	4,920
	Santander Bank Polska SA	58,227	4,900
	Grupa Lotos SA	192,985	4,335
	Cyfrowy Polsat SA	517,098	3,999
*,2	Dino Polska SA	94,712	3,560
	LPP SA	1,635	3,304
*	PGE Polska Grupa Energetyczna SA	1,431,838	3,274
*	Bank Millennium SA	1,173,523	2,292
*	mBank SA	25,221	2,265
*	Orange Polska SA	1,288,791	2,241
*	Alior Bank SA	179,947	2,167
	CCC SA	55,510	2,143
	Asseco Poland SA	145,739	2,060
2	PLAY Communications SA	211,402	1,721
^	KRUK SA	32,137	1,533

* AmRest Holdings SE	140,223	1,458
* Grupa Azoty SA	91,408	1,052
* Jastrzebska Spolka Weglowa SA	99,806	1,002
Bank Handlowy w Warszawie SA	64,977	884
* Enea SA	414,893	880
Eurocash SA	165,180	796
* Energa SA	410,510	774
Budimex SA	22,862	760
* Tauron Polska Energia SA	1,836,590	747
Kernel Holding SA	54,064	675
* Ciech SA	54,010	551
PKP Cargo SA	61,213	532
Warsaw Stock Exchange	51,430	515
Lubelski Wegiel Bogdanka SA	24,630	234
* Boryszew SA	116,064	134
		122,152
Portugal (0.3%)
EDP - Energias de Portugal SA	4,425,756	16,201
Galp Energia SGPS SA	1,002,043	15,600
Jeronimo Martins SGPS SA	474,974	7,664
Banco Comercial Portugues SA	15,294,327	3,909
EDP Renovaveis SA	292,194	3,008
NOS SGPS SA	422,760	2,625
REN - Redes Energeticas Nacionais SGPS SA	746,366	2,017
Sonae SGPS SA	1,890,027	1,763
Navigator Co. SA	483,025	1,624
Altri SGPS SA	134,454	882
Corticeira Amorim SGPS SA	72,160	776
Semapa-Sociedade de Investimento e Gestao	50,850	672
^ CTT-Correios de Portugal SA	257,039	548
^ Mota-Engil SGPS SA	179,669	361
* Banco Espirito Santo SA	8,371,877	25
		57,675
Spain (4.5%)
Banco Santander SA	31,350,897	133,815
* Iberdrola SA (XMAD)	11,910,650	113,001
Telefonica SA	8,888,797	67,765
Banco Bilbao Vizcaya Argentaria SA	12,947,435	65,925
Amadeus IT Group SA	794,736	62,106
Industria de Diseno Textil SA	2,051,519	61,386
* Repsol SA	2,738,230	43,431
2 Aena SME SA	135,429	24,551
* Ferrovial SA	939,096	24,429
Grifols SA	640,786	20,767
* ACS Actividades de Construccion y Servicios SA	499,129	20,168
CaixaBank SA	7,018,819	17,396
Red Electrica Corp. SA	843,423	15,902
Endesa SA	621,222	15,349
2 Cellnex Telecom SA	409,866	15,328
Naturgy Energy Group SA	602,056	15,251
Grifols SA Preference Shares	508,124	11,650
Enagas SA	444,924	9,706
Banco de Sabadell SA	10,973,172	9,584
Merlin Properties Socimi SA	654,513	8,937
Bankinter SA	1,345,495	8,728
Inmobiliaria Colonial Socimi SA	616,751	6,883

	Siemens Gamesa Renewable Energy SA	439,690	6,152
	Mapfre SA	1,919,496	5,284
	Bankia SA	2,363,240	4,685
	Acciona SA	40,961	4,362
	Applus Services SA	275,711	3,876
	Viscofan SA	76,476	3,743
	Bolsas y Mercados Espanoles SHMSF SA	151,796	3,582
*	Masmovil Ibercom SA	151,346	3,428
^	Ebro Foods SA	147,915	2,972
	Acerinox SA	339,585	2,837
	CIE Automotive SA	106,170	2,685
	Faes Farma SA	531,331	2,630
*	Iberdrola SA	276,991	2,628
	Prosegur Cia de Seguridad SA	513,118	2,395
	Cia de Distribucion Integral Logista Holdings SA	114,683	2,390
	Zardoya Otis SA	343,654	2,356
	Mediaset Espana Comunicacion SA	348,397	2,045
*	Almirall SA	112,411	2,038
*	Indra Sistemas SA	236,684	2,027
	Corp Financiera Alba SA	38,750	1,993
*	Fomento de Construcciones y Contratas SA	144,913	1,845
	Melia Hotels International SA	208,100	1,833
*,2	Neinor Homes SA	145,358	1,783
^,*	Sacyr SA	679,063	1,742
	Construcciones y Auxiliar de Ferrocarriles SA	36,618	1,655
2	Euskaltel SA	187,708	1,640
2	Gestamp Automocion SA	304,443	1,595
2	Prosegur Cash SA	732,387	1,486
*	Fluidra SA	116,898	1,462
*	Tecnicas Reunidas SA	59,704	1,440
2	Unicaja Banco SA	1,492,757	1,176
*,2	Global Dominion Access SA	235,955	1,134
*	Promotora de Informaciones SA	769,590	1,134
	Liberbank SA	2,647,898	986
*,2	Aedas Homes SAU	43,117	975
2	Metrovacesa SA	92,281	965
	Lar Espana Real Estate Socimi SA	123,952	955
	Ence Energia y Celulosa SA	246,285	890
	Atresmedia Corp. de Medios de Comunicacion SA	158,269	617
^,*	Pharma Mar SA	330,142	571
	NH Hotel Group SA	39,149	196
			862,246
Sweden (4.6%)
	Telefonaktiebolaget LM Ericsson Class B	5,790,364	50,661
	Investor AB Class B	1,024,920	48,731
	Volvo AB Class B	2,922,829	43,419
	Assa Abloy AB Class B	1,788,487	41,023
	Atlas Copco AB Class A	1,215,701	37,132
	Essity AB Class B	1,185,231	35,205
	Sandvik AB	2,102,624	32,266
^	Hennes & Mauritz AB Class B	1,709,142	29,799
	Swedbank AB Class A	1,957,103	26,651
	Skandinaviska Enskilda Banken AB Class A	2,801,798	26,343
	Svenska Handelsbanken AB Class A	2,873,917	25,859
	Hexagon AB Class B	489,271	23,706
	Telia Co. AB	5,181,133	23,049
	Atlas Copco AB Class B	748,967	20,432

Tele2 AB	1,041,321	14,880
Epiroc AB Class A	1,197,285	13,120
Skanska AB Class B	692,160	12,923
Swedish Match AB	329,666	12,578
SKF AB	744,360	12,210
Boliden AB	535,980	12,155
Kinnevik AB	467,660	11,894
Alfa Laval AB	613,080	11,452
Electrolux AB Class B	466,083	10,770
Castellum AB	527,418	10,707
Lundin Petroleum AB	338,543	10,648
Elekta AB Class B	702,275	9,992
Svenska Cellulosa AB SCA Class B	1,198,681	9,949
Industrivarden AB Class A	437,589	9,733
Securitas AB Class B	602,742	9,334
Nibe Industrier AB Class B	576,469	8,141
Fabege AB	515,584	7,957
Epiroc AB Class B	746,408	7,758
Husqvarna AB	788,861	6,985
AAK AB	331,274	6,777
^ ICA Gruppen AB	151,144	6,707
* Swedish Orphan Biovitrum AB	343,576	6,632
Trelleborg AB Class B	474,866	6,539
Industrivarden AB	300,514	6,529
* Fastighets AB Balder Class B	188,917	6,469
Getinge AB	435,126	6,384
Investor AB Class A	120,380	5,714
^ Saab AB Class B	178,411	5,616
2 Dometic Group AB	580,424	5,295
L E Lundbergforetagen AB Class B	142,706	5,284
2 Evolution Gaming Group AB	239,645	5,218
Indutrade AB	177,347	5,025
Loomis AB Class B	139,289	4,791
Lifco AB Class B	88,823	4,538
2 Thule Group AB	200,645	4,383
Axfood AB	201,095	4,234
AF POYRY AB	176,570	4,161
Holmen AB	191,736	4,048
^ BillerudKorsnas AB	340,967	3,936
Wihlborgs Fastigheter AB	260,141	3,782
Hufvudstaden AB Class A	213,458	3,760
^ Intrum AB	143,078	3,751
Hexpol AB	481,057	3,660
Sweco AB Class B	130,255	3,632
JM AB	134,855	3,479
Wallenstam AB	317,792	3,320
Peab AB	383,382	3,244
2 Bravida Holding AB	389,302	3,233
^ Investment AB Latour Class B	235,183	3,215
Kungsleden AB	363,928	3,165
Nordic Entertainment Group AB Class B	126,506	3,024
SSAB AB Class B	1,182,082	2,997
NCC AB Class B	181,957	2,904
Hemfosa Fastigheter AB	313,572	2,823
Beijer Ref AB	123,281	2,733
Pandox AB Class B	144,733	2,639
Vitrolife AB	124,958	2,405

	Avanza Bank Holding AB	232,420	2,074
	Klovern AB	1,231,069	2,025
	Bonava AB	163,695	1,960
^	Mycronic AB	127,259	1,956
*	Nyfosa AB	310,133	1,908
	Nolato AB Class B	33,251	1,892
	Bure Equity AB	98,169	1,829
	Arjo AB	442,768	1,782
	Atrium Ljungberg AB	92,891	1,717
	Lindab International AB	130,177	1,482
	Nobia AB	221,367	1,436
	Bilia AB	155,468	1,373
*	Hembla AB Class B	70,573	1,320
*	Hansa Biopharma AB	63,692	1,264
	SSAB AB Class A	442,399	1,253
*	Betsson AB	232,804	1,229
	Catena AB	38,871	1,214
	Cloetta AB Class B	402,081	1,198
2	Resurs Holding AB	206,046	1,193
2	Scandic Hotels Group AB	139,321	1,168
*	Modern Times Group MTG AB Class B	125,648	1,163
*	NetEnt AB	357,293	1,060
	SkiStar AB	89,000	1,032
	Ratos AB	380,481	965
*	Adapteo Oyj	79,724	932
	Concentric AB	73,752	909
2	Attendo AB	199,356	906
	Telefonaktiebolaget LM Ericsson Class A	90,833	821
	Sagax AB	210,332	807
	Investment AB Oresund	59,521	757
	Clas Ohlson AB	74,192	668
	Klovern AB Preference Shares	17,052	645
*	Mekonomen AB	77,078	570
*	SAS AB	338,280	461
^,*	Collector AB	83,339	452
*,2	Munters Group AB	98,022	435
	Hemfosa Fastigheter AB Preference Shares	19,094	386
	Svenska Handelsbanken AB Class B	39,575	375
	Skandinaviska Enskilda Banken AB	37,749	358
	Haldex AB	59,240	295
	NCC AB Class A	8,920	142
	Sagax AB Preference Shares	7,711	32
*	International Petroleum Corp.	1	—
			878,952
Switzerland (14.1%)
	Nestle SA	5,814,202	616,812
	Novartis AG	4,257,185	390,379
	Roche Holding AG	1,380,490	369,509
	Zurich Insurance Group AG	287,981	100,169
	Cie Financiere Richemont SA	995,053	85,269
	UBS Group AG	6,778,644	75,662
	ABB Ltd.	3,482,968	65,748
	Credit Suisse Group AG	4,898,304	59,226
	Swiss Re AG	586,047	56,751
*	Alcon Inc.	896,457	51,913
	Lonza Group AG	144,685	49,562
	Givaudan SA	18,015	47,913

	Sika AG	270,822	39,100
	Geberit AG	69,351	32,015
	Swiss Life Holding AG	65,894	31,843
	Partners Group Holding AG	32,246	25,645
	LafargeHolcim Ltd. (XSWX)	505,667	24,819
	SGS SA	10,042	24,798
	Sonova Holding AG	106,894	24,581
	Swisscom AG	49,724	24,098
	LafargeHolcim Ltd. (XPAR)	415,132	20,332
	Temenos AG	115,486	20,330
	Chocoladefabriken Lindt & Spruengli AG (XVTX)	229	18,944
	Schindler Holding AG	80,244	18,499
	Julius Baer Group Ltd.	423,744	18,108
	Adecco Group AG	298,883	16,307
	Baloise Holding AG	90,135	16,280
	Swatch Group AG (Bearer)	55,485	16,117
	Straumann Holding AG	19,577	15,971
	Kuehne & Nagel International AG	97,945	14,422
	Swiss Prime Site AG	146,556	12,903
	Vifor Pharma AG	86,505	12,803
	Chocoladefabriken Lindt & Spruengli AG (XSWX)	1,716	12,642
	Logitech International SA	281,528	11,578
	PSP Swiss Property AG	76,770	9,205
	EMS-Chemie Holding AG	13,835	8,647
	Barry Callebaut AG	4,292	8,374
	Schindler Holding AG (Registered)	35,901	8,076
	Helvetia Holding AG	63,155	8,041
*	ams AG	152,310	7,951
	Roche Holding AG (Bearer)	27,698	7,428
	Clariant AG	389,571	7,119
^	BB Biotech AG	104,920	6,866
	Georg Fischer AG	7,959	6,860
	Flughafen Zurich AG	36,789	6,718
2	VAT Group AG	50,090	6,263
	Tecan Group AG	22,874	5,812
*	Panalpina Welttransport Holding AG	25,047	5,688
	Pargesa Holding SA	72,689	5,456
	Cembra Money Bank AG	54,659	5,268
	Belimo Holding AG	874	5,148
	Dufry AG	57,466	5,040
	Swatch Group AG (Registered)	90,305	4,924
2	Sunrise Communications Group AG	66,443	4,914
	Allreal Holding AG	27,552	4,812
2	Galenica AG	89,940	4,628
	dormakaba Holding AG	5,860	4,294
	OC Oerlikon Corp. AG	374,460	4,008
	Banque Cantonale Vaudoise	5,359	3,986
	Landis&Gyr Group AG	47,579	3,845
	Bucher Industries AG	12,459	3,723
^,*	Idorsia Ltd.	170,236	3,626
	Sulzer AG	33,405	3,366
	Mobimo Holding AG	12,566	3,354
	DKSH Holding AG	64,632	3,264
	SIG Combibloc Group AG	265,447	3,234
	Forbo Holding AG	2,030	3,166
	Emmi AG	3,777	3,143
	Valiant Holding AG	29,971	3,072

	Siegfried Holding AG	7,950	2,960
	Vontobel Holding AG	53,151	2,797
	SFS Group AG	32,624	2,504
	Huber & Suhner AG	30,867	2,458
	Inficon Holding AG	3,629	2,264
	BKW AG	34,761	2,250
	HBM Healthcare Investments AG	11,403	2,233
	Daetwyler Holding AG	14,356	2,213
	Interroll Holding AG	1,066	2,168
	St. Galler Kantonalbank AG	5,001	2,141
	Conzzeta AG	2,508	1,971
	Schweiter Technologies AG	1,772	1,751
	Valora Holding AG	6,218	1,713
	Berner Kantonalbank AG	7,518	1,707
	Kardex AG	11,180	1,609
*	Aryzta AG XVTX	1,782,696	1,483
	Burckhardt Compression Holding AG	6,069	1,468
	Bachem Holding AG	10,655	1,419
	VZ Holding AG	5,137	1,415
^	Intershop Holding AG	2,615	1,314
	Comet Holding AG	14,222	1,313
	LEM Holding SA	940	1,299
*	GAM Holding AG	292,517	1,281
^	Komax Holding AG	6,658	1,248
	Liechtensteinische Landesbank AG	19,900	1,213
*	COSMO Pharmaceuticals NV	13,806	1,205
	u-blox Holding AG	13,241	1,081
	Bell Food Group AG	3,773	1,009
	Ascom Holding AG	76,448	993
	Arbonia AG	79,532	923
	EFG International AG	140,957	913
	Vetropack Holding AG	440	900
	Rieter Holding AG	6,393	840
	Ypsomed Holding AG	6,111	778
^,*	Basilea Pharmaceutica AG	21,682	772
	Implenia AG	28,364	760
^	Bobst Group SA	14,616	731
	Swissquote Group Holding SA	17,880	724
	Zehnder Group AG	19,183	723
	ALSO Holding AG	4,560	703
*	Leonteq AG	19,450	694
	VP Bank AG	4,123	646
^	Autoneum Holding AG	5,749	632
	APG SGA SA	2,196	588
	Bossard Holding AG	4,088	564
^,*	Meyer Burger Technology AG	1,256,695	512
*	Alpiq Holding AG	7,109	505
^	Kudelski SA	74,308	504
	Hiag Immobilien Holding AG	3,681	473
*	Schmolz & Bickenbach AG	881,372	290
*,§	Aryzta AG XLON	24,200	33
			2,675,055
United Kingdom (27.0%)
	HSBC Holdings plc	39,533,715	316,606
	BP plc	38,937,924	257,643
	Royal Dutch Shell plc Class A (XLON)	7,427,661	233,938
	Royal Dutch Shell plc Class B	7,241,134	228,712

AstraZeneca plc	2,561,816	221,325
GlaxoSmithKline plc	9,564,133	197,795
Diageo plc	4,560,777	190,185
British American Tobacco plc	4,291,675	152,924
Unilever plc	2,126,064	127,909
Rio Tinto plc	2,148,980	121,356
Prudential plc	5,075,149	104,417
BHP Group plc	4,066,432	96,958
Vodafone Group plc	52,413,505	95,392
Reckitt Benckiser Group plc	1,227,858	94,918
Lloyds Banking Group plc	137,952,192	89,239
Compass Group plc	3,097,520	78,369
Glencore plc	21,838,107	70,031
National Grid plc	6,654,793	68,207
Barclays plc	33,409,696	62,537
Experian plc	1,774,399	53,816
Tesco plc	18,919,065	51,246
London Stock Exchange Group plc	610,625	49,040
Anglo American plc	1,933,018	47,367
Imperial Brands plc	1,855,077	47,082
RELX plc (XAMS)	1,930,115	45,845
Standard Chartered plc	5,280,580	43,458
BAE Systems plc	6,247,067	41,504
RELX plc (XLON)	1,742,220	41,323
Smith & Nephew plc	1,708,039	38,668
BT Group plc	16,290,139	38,157
Royal Dutch Shell plc Class A (XAMS)	1,203,358	37,760
Aviva plc	7,640,454	37,512
Legal & General Group plc	11,584,848	36,739
Rolls-Royce Holdings plc	3,300,205	34,495
Ferguson plc	452,168	33,647
WPP plc	2,395,248	28,215
SSE plc	2,014,568	26,858
Informa plc	2,428,866	25,716
3i Group plc	1,856,724	25,019
Ashtead Group plc	907,146	24,944
InterContinental Hotels Group plc	353,851	24,584
Royal Bank of Scotland Group plc	8,843,228	23,298
Burberry Group plc	797,471	21,989
Intertek Group plc	315,717	21,855
Melrose Industries plc	9,418,400	21,257
Mondi plc	944,856	20,584
Associated British Foods plc	680,485	20,001
Segro plc	2,111,067	19,587
Rentokil Initial plc	3,611,028	19,079
Next plc	256,418	18,875
Sage Group plc	2,121,867	18,504
Halma plc	740,748	17,889
Bunzl plc	656,043	17,100
Standard Life Aberdeen plc	4,713,694	17,097
DCC plc	192,018	16,193
^ Pearson plc	1,517,508	16,069
CRH plc (XLON)	472,249	15,745
Spirax-Sarco Engineering plc	143,459	15,643
Smiths Group plc	772,447	15,362
Barratt Developments plc	1,963,446	15,329
Persimmon plc	616,156	15,033

^ Whitbread plc	272,007	14,942
Smurfit Kappa Group plc	464,496	14,726
Johnson Matthey plc	371,397	14,481
Carnival plc	313,718	14,161
Croda International plc	242,712	13,787
RSA Insurance Group plc	1,997,528	13,586
Land Securities Group plc	1,396,272	13,513
* Ocado Group plc	885,101	13,360
Hargreaves Lansdown plc	524,581	13,327
Coca-Cola HBC AG	379,399	13,055
United Utilities Group plc	1,323,720	12,651
Taylor Wimpey plc	6,359,404	12,460
St. James's Place plc	1,018,887	12,158
Flutter Entertainment plc	150,928	11,974
2 Auto Trader Group plc	1,802,110	11,830
British Land Co. plc	1,861,249	11,490
Severn Trent plc	463,377	11,332
Hiscox Ltd.	543,896	11,196
Rightmove plc	1,748,309	11,182
Kingfisher plc	4,123,719	11,134
Berkeley Group Holdings plc	234,328	11,021
Micro Focus International plc	514,141	10,830
Meggitt plc	1,495,904	10,795
DS Smith plc	2,478,579	10,690
Direct Line Insurance Group plc	2,679,400	10,481
Admiral Group plc	398,308	10,475
* Just Eat plc	1,122,592	10,328
Centrica plc	11,156,567	10,271
Wm Morrison Supermarkets plc	4,231,273	9,991
ITV plc	7,245,682	9,732
Marks & Spencer Group plc	3,810,825	9,578
* Cobham plc	4,600,241	9,211
Intermediate Capital Group plc	544,721	9,176
Weir Group plc	506,336	9,154
Phoenix Group Holdings plc	1,029,906	8,663
Bellway plc	239,982	8,650
John Wood Group plc	1,302,211	8,391
Tate & Lyle plc	910,728	8,341
Evraz plc	1,060,856	8,309
GVC Holdings plc	1,130,634	8,100
Travis Perkins plc	488,789	8,092
Schroders plc	218,418	7,879
BBA Aviation plc	1,993,031	7,741
Antofagasta plc	677,151	7,640
J Sainsbury plc	3,159,435	7,539
2 Merlin Entertainments plc	1,375,125	7,522
International Consolidated Airlines Group SA (London Shares)	1,458,964	7,507
Howden Joinery Group plc	1,113,015	7,477
B&M European Value Retail SA	1,656,975	7,437
* BTG plc	731,495	7,433
HomeServe plc	532,697	7,371
SSP Group plc	854,405	7,308
Polymetal International plc	599,147	7,216
Investec plc	1,258,614	7,161
Beazley plc	1,020,884	7,130
Pennon Group plc	809,747	7,058
G4S plc	3,026,234	7,024

UNITE Group plc	558,723	7,007
Derwent London plc	196,642	6,966
Spectris plc	223,092	6,872
Dechra Pharmaceuticals plc	191,711	6,847
IMI plc	523,804	6,632
Rotork plc	1,705,335	6,368
Electrocomponents plc	863,667	6,364
2 Quilter plc	3,621,922	6,343
Tullow Oil plc	2,700,824	6,328
Inmarsat plc	899,514	6,254
Hikma Pharmaceuticals plc	273,853	6,109
Inchcape plc	805,927	6,106
Man Group PLC	2,954,384	6,098
Cineworld Group plc	1,953,586	6,064
Tritax Big Box REIT plc	3,218,131	5,981
AVEVA Group plc	123,487	5,966
IWG plc	1,295,848	5,935
British American Tobacco plc ADR	161,443	5,749
Britvic plc	513,149	5,701
JD Sports Fashion plc	701,823	5,535
2 ConvaTec Group plc	2,845,730	5,377
Greggs plc	193,897	5,255
WH Smith plc	201,188	5,174
CYBG plc	2,412,773	5,028
^ NMC Health plc	167,682	5,008
Ashmore Group plc	762,266	4,951
IG Group Holdings plc	704,171	4,895
Hays plc	2,616,974	4,887
Close Brothers Group plc	296,248	4,783
Aggreko plc	472,247	4,764
TUI AG (XLON)	468,192	4,649
UDG Healthcare plc	476,386	4,612
* Capita plc	3,245,686	4,578
Royal Mail plc	1,792,090	4,577
Moneysupermarket.com Group plc	1,022,101	4,575
Greene King plc	599,915	4,555
2 John Laing Group plc	964,619	4,508
easyJet plc	382,767	4,486
Great Portland Estates plc	536,898	4,313
BCA Marketplace plc	1,462,443	4,295
Shaftesbury plc	442,496	4,230
TP ICAP plc	1,099,475	4,187
Genus plc	126,051	4,046
National Express Group plc	780,583	3,976
Entertainment One Ltd.	740,627	3,955
Victrex plc	159,659	3,948
Hammerson plc	1,521,321	3,945
Diploma plc	210,094	3,873
* Serco Group plc	2,137,656	3,831
QinetiQ Group plc	1,061,856	3,729
Jupiter Fund Management plc	823,232	3,725
2 Ascential plc	763,215	3,689
Grafton Group plc	414,455	3,647
Assura plc	4,653,364	3,647
Rhi Magnesita NV	66,646	3,609
Big Yellow Group plc	293,410	3,523
Capital & Counties Properties plc	1,446,811	3,479

2	Sophos Group plc	651,036	3,437
	Games Workshop Group plc	62,531	3,432
	Primary Health Properties plc	2,126,235	3,397
	Bovis Homes Group plc	264,514	3,379
	Balfour Beatty plc	1,340,337	3,344
	Pagegroup plc	609,814	3,318
	Lancashire Holdings Ltd.	392,732	3,295
	Centamin plc	2,109,860	3,292
	Bodycote plc	368,162	3,285
	Grainger plc	1,186,660	3,279
	Playtech plc	609,102	3,270
	Cranswick plc	99,657	3,225
	LondonMetric Property plc	1,284,511	3,169
*	Firstgroup plc	2,270,096	3,160
	Micro Focus International plc ADR	150,806	3,146
	Ultra Electronics Holdings plc	132,542	3,143
	Renishaw plc	67,010	3,120
	William Hill plc	1,686,282	3,118
2	Avast plc	761,342	3,109
*	EI Group plc	902,901	3,095
2	Countryside Properties plc	867,630	3,094
^	Mediclinic International plc	735,828	3,068
	Redrow plc	449,410	3,058
	Safestore Holdings plc	396,950	3,012
	Savills plc	259,433	2,994
	KAZ Minerals plc	431,222	2,985
	Marshalls plc	378,594	2,922
	Babcock International Group plc	497,397	2,866
	Dixons Carphone plc	1,971,656	2,857
	Drax Group plc	774,569	2,838
	Rathbone Brothers plc	105,339	2,823
	Softcat plc	240,128	2,788
	Domino's Pizza Group plc	909,343	2,733
	KCOM Group plc	1,868,369	2,730
	Daily Mail & General Trust plc	280,069	2,690
	Workspace Group plc	262,415	2,685
	Coats Group plc	2,765,088	2,685
	Essentra plc	516,700	2,679
	Provident Financial plc	498,880	2,628
	Fresnillo plc	359,344	2,594
	Paragon Banking Group plc	510,469	2,592
	Computacenter plc	139,288	2,584
	Petrofac Ltd.	507,982	2,578
	J D Wetherspoon plc	138,102	2,575
	Vesuvius plc	419,409	2,556
	Synthomer plc	648,960	2,388
	Pets at Home Group plc	915,347	2,313
*,2	Wizz Air Holdings plc	52,948	2,266
	Greencore Group plc	855,691	2,227
	Crest Nicholson Holdings plc	487,837	2,169
	Dunelm Group plc	192,462	2,157
*	Cairn Energy plc	1,120,875	2,151
	Go-Ahead Group plc	82,754	2,139
	Hill & Smith Holdings plc	153,793	2,112
	Elementis plc	1,128,284	2,068
	OneSavings Bank plc	466,561	2,057
	Brewin Dolphin Holdings plc	529,904	2,053

2	Ibstock plc	730,748	2,051
	Senior plc	785,135	1,912
	Telecom Plus plc	112,740	1,823
	Polypipe Group plc	361,594	1,796
	Ferrexpo plc	576,434	1,784
	SIG plc	1,109,362	1,773
2	McCarthy & Stone plc	1,042,689	1,765
	Sanne Group plc	262,539	1,754
	St. Modwen Properties plc	340,715	1,731
	IntegraFin Holdings plc	368,434	1,725
	Restaurant Group plc	927,564	1,715
^,*	Sirius Minerals plc	9,404,792	1,708
	Hunting plc	272,530	1,679
^	TalkTalk Telecom Group plc	1,307,172	1,671
	Morgan Advanced Materials plc	537,590	1,656
*	Mitchells & Butlers plc	439,113	1,619
2	Equiniti Group plc	631,326	1,614
	Marston's plc	1,232,637	1,600
*	Premier Oil plc	1,542,702	1,570
	Plus500 Ltd.	213,961	1,556
	AJ Bell plc	296,596	1,498
	F&C Commercial Property Trust Ltd.	1,081,487	1,495
	Galliford Try plc	207,976	1,490
	Mitie Group plc	736,927	1,472
2	Hastings Group Holdings plc	602,479	1,414
^,*	Metro Bank plc	312,798	1,362
	UK Commercial Property REIT Ltd.	1,281,194	1,294
	AG Barr plc	153,933	1,287
	Card Factory plc	633,456	1,273
	Bank of Georgia Group plc	72,718	1,235
	Stagecoach Group plc	773,106	1,229
	Hochschild Mining plc	489,964	1,229
*	Vectura Group plc	1,258,174	1,221
	Chemring Group plc	546,206	1,218
	Saga plc	2,209,616	1,195
	NewRiver REIT plc	583,148	1,162
	ITE Group plc	1,274,894	1,131
	Picton Property Income Ltd.	1,000,788	1,122
	Chesnara plc	276,565	1,113
	NCC Group plc	493,915	1,111
*	Just Group plc	1,931,328	1,104
2	Charter Court Financial Services Group plc	306,499	1,102
*	Bank of Cyprus Holdings plc	626,422	1,085
	Keller Group plc	135,540	1,082
	Northgate plc	256,845	1,032
*	Sports Direct International plc	373,262	1,028
^	Intu Properties plc	1,723,759	999
	TBC Bank Group plc	56,861	978
	PZ Cussons plc	360,891	960
	888 Holdings plc	513,841	950
*	Indivior plc	1,415,178	936
	Halfords Group plc	394,502	916
	Hansteen Holdings plc	857,928	912
	Stobart Group Ltd.	602,381	840
*	Georgia Capital plc	68,201	813
	Helical plc	182,915	796
*	Acacia Mining plc	291,924	794

^,*,2 Aston Martin Lagonda Global Holdings plc		125,596	760
2	Spire Healthcare Group plc	547,572	752
	Devro plc	299,077	747
^	AA plc	1,195,200	725
	Daejan Holdings plc	10,095	681
	Schroder REIT Ltd.	989,030	673
	RPS Group plc	433,064	660
	Superdry plc	124,790	654
	Rank Group plc	351,805	650
	Ted Baker plc	55,551	617
	GoCo Group plc	582,323	606
	Redefine International plc	472,184	602
	Dignity plc	90,028	591
*	Premier Foods plc	1,301,062	533
	De La Rue plc	185,625	527
	International Personal Finance plc	426,778	526
^,2	Amigo Holdings plc	260,147	519
^,*	AO World plc	525,333	467
	Renewi plc	1,247,996	442
	N Brown Group plc	299,593	437
*,2	Funding Circle Holdings plc	292,853	403
2	Bakkavor Group plc	285,660	368
	Soco International plc	478,552	358
	Lookers plc	590,938	301
^	Kier Group plc	305,500	228
*	Petra Diamonds Ltd.	1,616,019	219
2	CMC Markets plc	172,518	205
*,2	Alfa Financial Software Holdings plc	172,529	199
^,*	Thomas Cook Group plc	2,469,615	166
*,§	Carillion plc	1,000,411	—
			5,120,269
Total Common Stocks (Cost $23,481,837)			18,841,018

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $158,185,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.

	Coupon
Temporary Cash Investments (1.0%)1
Money Market Fund (0.9%)
3,4 Vanguard Market Liquidity Fund	2.386%		1,679,276	167,944

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	2.385%	8/1/19	12,000	11,999
United States Treasury Bill	2.349%	8/15/19	2,000	1,999
United States Treasury Bill	2.319%	8/22/19	3,000	2,997
United States Treasury Bill	2.157%	11/7/19	2,500	2,486
United States Treasury Bill	1.997%	12/26/19	1,775	1,760
				21,241
Total Temporary Cash Investments (Cost $189,224)				189,185
Total Investments (100.3%) (Cost $23,671,061)				19,030,203
Other Assets and Liabilities-Net (-0.3%)4,6				(52,631)
Net Assets (100%)				18,977,572

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $405,231,000, representing 2.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $169,427,000 of collateral received for securities on loan, of which $167,767,000 is held in Vanguard
Market Liquidity Fund and $1,660,000 is held in cash.
5 Securities with a value of $9,241,000 have been segregated as initial margin for open futures contracts.
6 Cash of $1,060,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	September 2019	2,364	90,599	784
FTSE 100 Index	September 2019	611	55,992	1,309
				2,093

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Royal Bank of
Canada	8/2/19	CHF	62,283	USD	62,886	—	(262)
Morgan
Stanley
Capital
Services LLC	9/25/19	EUR	43,627	USD	49,362	—	(843)
Deutsche
Bank AG	9/3/19	EUR	26,307	USD	29,362	—	(156)
Goldman
Sachs
International	9/3/19	GBP	16,264	USD	19,923	—	(110)

UBS AG	9/25/19	GBP	10,411	USD	13,221	—	(524)
Morgan
Stanley
Capital
Services LLC	8/2/19	CHF	5,762	USD	5,818	—	(24)
Deutsche
Bank AG	8/2/19	USD	69,123	CHF	68,044	707	—
Royal Bank of
Canada	9/3/19	USD	63,068	CHF	62,283	241	—

						948	(1,919)

CHF—Swiss franc.
EUR—Euro.

European Stock Index Fund

GBP—British pound.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its

European Stock Index Fund

counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,895	18,832,036	87
Temporary Cash Investments	167,944	21,241	—
Futures Contracts—Assets[1]	79	—	—
Futures Contracts—Liabilities[1]	(2,429)	—	—
Forward Currency Contracts—Assets	—	948	—
Forward Currency Contracts—Liabilities	—	(1,919)	—
Total	174,489	18,852,306	87
1 Represents variation margin on the last day of the reporting period.